Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 5,796	$ 6,125
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,354	3,546
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	937	915
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	822	853
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	683	$ 811
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,328
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,505
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	751
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	547
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	525
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,365
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	849
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	186
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	172
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	158
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	103
Later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	0
Later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	0
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	103
Later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 0